Inventories (Tables)	12 Months Ended
Dec. 31, 2012
Inventories [Abstract]
Schedule Of Inventory, Combining Work In Process And Raw Materials Alternative

	December 31,
	2012	2011
Raw materials and components	$12,744	$13,051
Work-in-progress	5,846	6,169
Finished goods	10,151	8,627

	$28,741	$27,847

Schedule Of Inventory, Current And Noncurrent

	December 31,
	2012	2011
Current assets	$22,591	$22,921
Non-current assets	6,150	4,926
	$28,741	$27,847